BORROWINGS - Borrowings by Currency (Details) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 AUD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,490			$ 8,823
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	5,755			5,705
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Borrowings	1,821	R$ 11,277		2,264	R$ 10,958
Australian dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 914		$ 1,477	$ 854		$ 1,254